Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Summary of assets and liabilities measured at fair value on a recurring basis

 Those assets and liabilities which will continue to be measured at fair value on a recurring basis are as follows:

SUMMARY OF RECURRING FAIR VALUE MEASUREMENTS

		Category Used for Fair Value Measurement
	Total	Level 1	Level 2	Level 3
December 31, 2012
Assets:
Investment securities available for sale:
U.S. Treasury obligations	$10,011	$10,011	$—	$—
U.S. Government agencies	4,949	—	4,949	—
U.S. Government agency mortgage-backed securities	354,978	—	354,978	—
Other mortgage-backed securities	286	—	286	—
State and municipal obligations	40,170	—	40,170	—
Trust preferred securities	5,882	—	—	5,882
Corporate bonds	25,442	—	25,442	—
Other securities	1,464	1,464	—	—
Residential loans held-for-sale	99,013	—	99,013	—
Interest rate lock commitments on residential mortgages	847	—	—	847
Interest rate swaps	40,594	—	40,594	—
Interest rate floor	275	—	275	—
Liabilities:
Fair value interest rate swaps	3,503	—	3,503	—
Interest rate swaps	40,646	—	40,646	—
Interest rate floor	275	—	275	—

December 31, 2011
Assets:
Investment securities available for sale:
U.S. Treasury obligations	$12,079	$12,079	$—	$—
U.S. Government agencies	—	—	—	—
U.S. Government agency mortgage-backed securities	428,904	—	428,904	—
Other mortgage-backed securities	296	—	296	—
State and municipal obligations	48,785	—	48,785	—
Trust preferred securities	4,908	—	—	4,908
Corporate bonds	19,408	—	19,408	—
Other	1,165	665	500	—
Interest rate swaps	50,355	—	50,355	—
Interest rate floor	360	—	360	—
Liabilities:
Fair value interest rate swaps	4,489	—	4,489	—
Interest rate swaps	50,462	—	50,462	—
Interest rate floor	360	—	360	—

Summary of assets measured at fair value on non recurring basis

 At December 31, 2012 and 2011, these assets were valued in accordance with GAAP and the following table summarizes these assets requiring fair value disclosure under the provisions of FASB ASC 820.

SUMMARY OF NON-RECURRING FAIR VALUE MEASUREMENTS

		Category Used for Fair Value Measurement			Total (Losses) Gains Or Changes in Net Assets
	Total	Level 1	Level 2	Level 3
December 31, 2012
Assets:
Impaired loans	$75,550	$—	$—	$75,550	$(33,105)
Commercial real estate loans held-for-sale	21,922	—	21,922	—	(5,890)
Real estate owned	1,881	—	—	1,881	(1,322)
SBA servicing asset	389	—	—	389	(95)

December 31, 2011
Assets:
Impaired loans	$82,031	$—	$—	$82,031	$(90,390)
Real estate owned	2,272	—	—	2,272	(666)

Valuation methods for determining fair value of impairment loans

The following steps are taken to determine the fair value of commercial real estate securing a loan that will be potentially subject to impairment:

Loan Category Used for Impairment Review	Method of Determining the Value
Loans less than $1 million	Evaluation or restricted use appraisal

Loans $1 million or greater
Existing appraisal 18 months or less	Restricted use appraisal
Existing appraisal greater than 18 months	Summary form appraisal

Commercial loans secured primarily by residential real estate
Loans less than $1 million	Automated valuation model
Loans $1 million or greater	Summary form appraisal
Non-commercial loans secured primarily by residential real estate
Loans less than $250,000 Loans $250,000 or greater	Automated valuation model or Summary form appraisal Summary form appraisal

Carrying amounts and estimated fair values of financial assets and liabilities

CARRYING AMOUNTS AND ESTIMATED FAIR VALUES OF FINANCIAL ASSETS AND LIABILITIES

December 31,	2012		2011
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Assets:
Cash and due from banks	$77,564	$77,564	$68,773	$68,773
Interest-earning bank balances	92,052	92,052	51,049	51,049
Investment securities available for sale	443,182	443,182	515,545	515,545
Investment securities held to maturity	912	960	1,344	1,413
Loans receivable, net	2,203,307	2,055,025	2,215,785	2,031,013
Loans held-for-sale	123,005	123,005	23,192	23,287
Hedged commercial loans (1)	26,980	30,477	33,670	38,148
Restricted equity investments	17,886	17,886	15,826	15,826
Interest rate lock commitments on residential mortgages	847	847	—	—
Interest rate swaps	40,594	40,594	50,355	50,355
Interest rate floor	275	275	360	360

Liabilities:
Demand deposits	1,751,183	1,729,671	1,772,386	1,797,554
Savings deposits	264,155	262,636	262,044	264,469
Time deposits	697,886	695,093	633,547	638,036
Securities sold under agreements to repurchase – customers	1,968	1,968	5,668	5,668
Advances from FHLBNY	61,415	62,784	2,733	3,017
Securities sold under agreements to repurchase – FHLBNY	—	—	15,000	15,382
Junior subordinated debentures	92,786	57,072	92,786	46,973
Fair value interest rate swaps	3,503	3,503	4,489	4,489
Interest rate swaps	40,646	40,646	50,462	50,462
Interest rate floor	275	275	360	360

(1)	Includes positive market value adjustment of $3.5 million and $4.5 million at December 31, 2012 and December 31, 2011, respectively, which is equal to the change in value of related interest rate swaps designated as fair value hedges of these hedged loans in accordance with FASB ASC 815.

Trust preferred securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Summary of level 3 fair value measurement activity for trust preferred securities

The following provides details of the Level 3 fair value measurement activity for the years ended December 31, 2012 and 2011:

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS – LEVEL 3

TRUST PREFERRED SECURITIES

For the Years Ended December 31,	2012	2011
Balance, beginning of year	$4,908	$5,642
Total gains (losses), realized/unrealized:
Included in earnings (1)	—	(250)
Included in accumulated other comprehensive income (loss)	974	(484)
Purchases	—	—
Maturities	—	—
Prepayments	—	—
Calls	—	—
Transfers into Level 3	—	—

Balance, end of year	$5,882	$4,908

(1)	Amount included in net impairment losses on available for sale securities of the consolidated statements of operations.

Interest Rate Lock Commitments [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Summary of level 3 fair value measurement activity for trust preferred securities

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS – LEVEL 3

INTEREST RATE LOCK COMMITMENTS ON RESIDENTIAL MORTGAGES

For the Years Ended December 31,	2012	2011
Balance, beginning of year	$—	$—
Total gains (losses), realized/unrealized:
Included in other income	847	—
Included in accumulated other comprehensive income (loss)	—	—
Transfers into Level 3	—	—

Balance, end of year	$847	—